Assets Charged as Security for Liabilities and Collateral Accepted as Security for Assets (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Financial Assets Charged as Security Under On-Balance Sheet and Off-Balance

a) Assets charged as security for liabilities

The financial assets below are analysed between those assets accounted for on-balance sheet and off-balance sheet in accordance with IFRS.

	2017 £m	2016 £m
On-balance sheet:
Treasury bills and other eligible securities	12,576	6,491
Cash	3,658	4,123
Loans and advances to customers – securitisations and covered bonds (See Note 16)	35,421	40,230
Loans and advances to customers	15,047	10,601
Debt securities	130	755
Equity securities	8,629	5,637
Total on-balance sheet	75,461	67,837
Off-balance sheet:
Treasury bills and other eligible securities	30,220	15,013
Debt securities	850	331
Equity securities	1,943	1,557
Total off-balance sheet	33,013	16,901

Schedule of Collateral Held as Security For Assets

The collateral held as security for assets below are analysed between those liabilities accounted for on the balance sheet and off-balance sheet in accordance with IFRS.

	2017 £m	2016 £m
On-balance sheet:
Trading liabilities	1,911	3,535
Deposits by banks	1,760	785
Deposits by customers	8	–
Total on-balance sheet	3,679	4,320
Off-balance sheet:
Trading liabilities	36,230	26,980
Deposits by banks	2,425	1,167
Total off-balance sheet	38,655	28,147